Federated Hermes Core Bond Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—27.9%
		U.S. Treasury Bonds—7.9%
$ 690,000		1.750%, 8/15/2041	$ 457,463
645,000		2.375%, 11/15/2049	414,818
490,000		4.750%, 11/15/2043	489,462
540,000		4.750%, 11/15/2053	534,581
		TOTAL	1,896,324
		U.S. Treasury Notes—20.0%
750,000		2.500%, 3/31/2027	733,915
250,000		3.500%, 9/30/2029	247,453
890,000		3.625%, 9/30/2031	874,850
75,000		3.750%, 12/31/2028	75,055
150,000		3.750%, 12/31/2030	149,216
535,000		3.875%, 10/15/2027	536,836
975,000		4.000%, 1/31/2029	983,679
650,000		4.000%, 1/31/2031	654,390
475,000		4.500%, 11/15/2033	487,747
100,000		4.625%, 5/31/2031	103,809
		TOTAL	4,846,950
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,166,037)	6,743,274
		COLLATERALIZED MORTGAGE OBLIGATIONS—25.0%
		Federal Home Loan Mortgage Corporation—1.8%
451,567	[1]	REMIC, Series 4614, Class FG, 4.918% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	445,888
		Federal National Mortgage Association—3.5%
5,390		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	5,504
431,837	[1]	REMIC, Series 2017-30, Class FA, 4.769% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	422,632
415,431	[1]	REMIC, Series 2024-25, Class FA, 5.405% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	412,486
		TOTAL	840,622
		Government National Mortgage Association—19.7%
858,394	[1]	REMIC, Series 2023-168, Class FA, 4.801% (30-DAY AVERAGE SOFR +0.500%), 11/20/2053	848,454
959,216	[1]	REMIC, Series 2024-167, Class FD, 5.351% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	954,150
959,216	[1]	REMIC, Series 2024-167, Class FE, 5.131% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	955,972
603,999	[1]	REMIC, Series 2024-59, Class FJ, 5.551% (30-DAY AVERAGE SOFR +1.250%), 4/20/2054	603,365
440,899	[1]	REMIC, Series 2024-59, Class MF, 5.401% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	439,515
964,163	[1]	REMIC, Series 2025-25, Class XF, 5.501% (30-DAY AVERAGE SOFR +1.200%), 2/20/2065	964,772
		TOTAL	4,766,228
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,063,044)	6,052,738
		MORTGAGE-BACKED SECURITIES—14.1%
		Federal Home Loan Mortgage Corporation—1.1%
81,919		2.500%, 6/1/2037	76,616
234,044		2.500%, 12/1/2051	194,492
		TOTAL	271,108
		Federal National Mortgage Association—2.5%
116,541		2.000%, 6/1/2037	106,528
212,132		2.000%, 2/1/2052	168,267
231,519		3.000%, 6/1/2052	200,574

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 137,044		5.500%, 10/1/2053	$ 137,600
		TOTAL	612,969
		Government National Mortgage Association—0.7%
162,931		5.500%, 8/20/2053	163,950
	[2]	Uniform Mortgage-Backed Securities, TBA—9.8%
700,000		2.000%, 7/1/2055	553,875
465,000		2.500%, 7/1/2055	385,496
210,000		3.000%, 7/1/2055	181,584
350,000		3.500%, 7/20/2055	317,712
280,000		4.000%, 7/20/2055	260,210
225,000		4.500%, 7/20/2055	215,273
175,000		5.000%, 7/20/2055	171,838
200,000		6.000%, 7/1/2055	203,226
75,000		6.000%, 7/20/2055	76,050
		TOTAL	2,365,264
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,360,243)	3,413,291
		ASSET-BACKED SECURITIES—1.8%
		Single Family Rental Securities—1.8%
115,000		Progress Residential Trust 2021-SFR7, Class E2, 2.640%, 8/17/2040	108,500
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	94,711
150,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	145,441
100,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	94,596
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $410,040)	443,248
		AGENCY RISK TRANSFER SECURITY—0.4%
100,000	[1]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.406% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	104,319
	[1]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
11,701		7.465%, 7/1/2035	12,038
		Federal National Mortgage Association ARM—0.2%
38,295		6.550%, 2/1/2036	39,358
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $50,073)	51,396
		INVESTMENT COMPANIES—39.9%
432,565		Federated Hermes Corporate Bond Strategy Portfolio	4,394,861
1,984,735		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3]	1,984,735
391,310		Mortgage Core Fund	3,259,610
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,315,521)	9,639,206
		TOTAL INVESTMENT IN SECURITIES—109.3% (IDENTIFIED COST $27,464,958)	26,447,472
		OTHER ASSETS AND LIABILITIES - NET—(9.3)%[4]	(2,257,285)
		NET ASSETS—100%	$24,190,187

At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Long Bond Long Futures	2	$230,938	September 2025	$8,357
United States Treasury Notes 2-Year Long Futures	7	$1,456,164	September 2025	$4,596
United States Treasury Notes 5-Year Long Futures	21	$2,289,000	September 2025	$23,555
United States Treasury Notes 10-Year Long Futures	10	$1,121,250	September 2025	$18,571
United States Treasury Notes 10-Year Ultra Long Futures	5	$571,328	September 2025	$9,988
United States Treasury Ultra Bond Long Futures	1	$119,125	September 2025	$4,779
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$69,846
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2024	$5,788,764	$1,292,566	$4,491,522	$11,572,852
Purchases at Cost	$—	$9,821,266	$141,039	$9,962,305
Proceeds from Sales	$(1,275,000)	$(9,129,097)	$(1,250,000)	$(11,654,097)
Change in Unrealized Appreciation/Depreciation	$(127,812)	$—	$(72,955)	$(200,767)
Net Realized Gain/(Loss)	$8,909	$—	$(49,996)	$(41,087)
Value as of 6/30/2025	$4,394,861	$1,984,735	$3,259,610	$9,639,206
Shares Held as of 6/30/2025	432,565	1,984,735	391,310	2,808,610
Dividend Income	$169,429	$44,226	$141,020	$354,675

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$6,743,274	$—	$6,743,274
Collateralized Mortgage Obligations	—	6,052,738	—	6,052,738
Mortgage-Backed Securities	—	3,413,291	—	3,413,291
Asset-Backed Securities	—	443,248	—	443,248
Agency Risk Transfer Security	—	104,319	—	104,319
Adjustable Rate Mortgages	—	51,396	—	51,396
Investment Companies	9,639,206	—	—	9,639,206
TOTAL SECURITIES	$9,639,206	$16,808,266	$—	$26,447,472
Other Financial Instruments:[1]
Assets	$69,846	$—	$—	$69,846

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate